Shareholder Report, Average Annual Return (Details)	2 Months Ended	8 Months Ended	12 Months Ended	26 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	77 Months Ended	87 Months Ended	92 Months Ended	99 Months Ended	104 Months Ended	111 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C 000004694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.05%					7.93%									7.41%
C 000225794 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.87%			(1.95%)
C 000202635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.77%					5.58%		5.99%
C 000085347 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.34%)					(2.73%)									(0.39%)
C 000218222 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.23%					9.37%									10.40%
C 000085349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.05%					2.67%									5.47%
C 000218225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.26%					18.46%									16.19%
C 000085351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.75%					12.59%									11.77%
C 000085354 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.74%					0.84%									3.61%
C 000085355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.09%					4.08%									5.78%
C 000085345 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.64%					11.76%									9.86%
C 000004638 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.70%					(0.88%)									0.74%
C 000102953 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%					1.10%									2.97%
C 000004637 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.92%					4.25%									4.83%
C 000004635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.34%					9.74%									9.10%
C 000004636 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.03%					7.78%									8.18%
C 000039497 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.93%					7.38%									7.49%
C 000218198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%					2.24%									3.04%
C 000039496 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%					6.48%									6.76%
C 000218212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.64%					4.18%									4.47%
C 000039495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.17%					5.39%									5.76%
C 000004664 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.64%					8.59%									8.82%
C 000004659 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.66%					1.83%									2.75%
C 000004663 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.36%					7.65%									8.03%
C 000004660 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.07%					3.77%									4.47%
C 000004662 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.74%					5.74%									6.17%
C 000111244 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.80%					7.80%									8.26%
C 000252141 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.80%)
C 000111243 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.66%					5.91%									6.47%
C 000218218 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.26%					6.76%									7.10%
C 000218214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.79%					3.53%									4.27%
C 000218217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.10%					5.26%									5.79%
C 000192080 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.84%					6.73%			7.08%
C 000192068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.14%					3.41%			4.07%
C 000192078 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.59%					5.10%			5.59%
C 000153487 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.59%					3.85%								2.83%
C 000029600 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.58%					(0.98%)									1.34%
C 000202637 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.98%					6.45%		6.04%
C 000172890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%					7.39%					9.67%
C 000004683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.66%					5.79%									8.50%
C 000004705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.46%					8.63%									7.24%
C 000239073 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			35.25%	25.54%
C 000234521 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.11%		5.20%
C 000210327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.32%					9.71%	10.10%
C 000192070 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.82%					2.87%			4.22%
C 000090917 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.38%					6.10%									5.49%
C 000039480 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.58%)					8.74%									3.07%
C 000004653 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.48%					15.31%									14.63%
C 000004631 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.49%					7.45%									5.71%
C 000192056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.55%					14.50%			15.25%
C 000202639 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%					3.28%		5.20%
C 000210331 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.94%					4.70%	5.75%
C 000004672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.40%					12.80%									11.35%
C 000218178 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.24%					9.67%									8.24%
C 000004643 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%					(0.32%)									1.39%
C 000166582 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%					0.62%						2.66%
C 000159263 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.06%					9.44%							13.32%
C 000218180 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.56%					(0.85%)									1.07%
C 000004648 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.76%					0.23%									1.39%
C 000106863 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%					2.55%									3.11%
C 000029596 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.38%					4.95%									5.09%
C 000054128 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.21%					11.46%									9.31%
C 000192058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.03%					6.59%			5.63%
C 000153488 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.23%					6.62%								5.61%
C 000192060 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.59%					7.42%			7.54%
C 000004641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.83%					9.33%									9.68%
C 000004650 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.72%					7.29%									8.20%
C 000138276 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.36%					3.76%									4.35%
C 000202641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.86%					9.92%		9.01%
C 000004704 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.12%					10.99%									11.61%
C 000252145 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%
C 000004649 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.15%					(0.52%)									0.85%
C 000039493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.72%					8.26%									7.09%
C 000218182 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.59%					3.17%									4.98%
C 000202644 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.45%					11.90%		11.71%
C 000218177 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%				2.13%
C 000218201 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			38.44%					12.56%									10.95%
C 000218202 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.70%					14.81%									13.12%
C 000218193 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.21%					9.82%									10.86%
C 000218204 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.96%					11.60%									3.55%
C 000218207 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.37%					10.52%									10.55%
C 000218209 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.02%					6.65%									8.25%
C 000192052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.72%					11.74%			10.51%
C 000218210 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			35.27%					22.98%									20.88%
C 000192050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.32%)					8.44%			6.68%
C 000218197 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.09%					19.43%									17.07%
C 000192054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.34%					2.37%			4.68%
C 000004634 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.39%					13.95%									12.53%
C 000192075 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.39%					13.36%			13.17%
C 000124095 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.69%					6.20%									7.94%
C 000218195 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%					10.82%									8.72%
C 000004629 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.91%					9.55%									7.87%
C 000225795 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.11%			8.57%
C 000248333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C 000179076 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.44%					13.82%				13.78%
C 000202645 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.51%					12.12%		13.25%
C 000218185 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.27%					8.77%									3.14%
C 000234523 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.86%		10.60%
C 000111249 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.53%					2.56%									3.05%
C 000218220 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.04%					12.77%									11.07%
C 000192062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.63%					2.24%			2.67%
C 000218187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.75%					0.08%									2.35%
C 000029602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%					1.91%									2.04%
C 000004647 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.93%					3.63%									4.27%
C 000248335 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.10%
C 000166583 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.06%					0.31%									1.87%
C 000210334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.72%					9.56%									5.60%
C 000210333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.64%					11.19%									8.84%
C 000138280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.56%					6.37%									5.88%
C 000218189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.30%					10.16%									10.09%
C 000252143 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.90%)
C 000004656 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			29.95%					13.04%									13.60%
C 000004657 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.17%					7.32%									9.89%
C 000029598 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.65%					1.62%									1.61%
C 000166581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.04%					2.55%						3.54%
C 000004658 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.84%					10.19%									9.12%
C 000234525 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.82%)		(5.99%)
C 000218191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%					6.57%									9.12%
C 000153492 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%					3.38%								3.72%
C 000106861 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.11%					(0.99%)									(0.02%)
C 000004630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.95%)					0.24%									2.76%
C 000004651 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%					7.48%									7.59%
C 000192064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.54%					9.23%			9.39%
C 000004639 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.63%					(1.40%)									1.80%
C 000004655 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.88%					8.24%									7.96%
Index S P 500 Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 4 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.04%					8.67%									8.52%
Index Bloomberg U S Aggregate Index 22 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%			(1.72%)
Index Morningstar Global Target Market Exposure Index 47 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%		9.81%
Index 70 Morningstar Global Target Market Exposure Index 48 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.23%					7.05%		7.42%
Index Bloomberg Global Aggregate Index 73 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)									0.15%
Index Consumer Price Index 74 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.89%					4.20%									3.00%
Index Morningstar Global Target Market Exposure Index 92 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Global Target Market Exposure Index 111 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Global Small Cap Target Market Exposure Index 112 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.10%					6.22%									6.90%
Index S P 500 Index 136 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index S P 500 Index 160 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index Morningstar Globalex U S Target Market Exposure Index 178 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%									4.98%
Index Morningstar Global Target Market Exposure Index 196 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index S P 500 Index 214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index Bloomberg U S Aggregate Index 232 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Emerging Markets Target Market Exposure Index 250 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%					2.20%									4.20%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 268 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%									5.25%
Index Morningstar U S Market Extended Index 287 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index S P Mid Cap 400 Index 288 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.93%					10.34%									9.68%
Index Morningstar U S Market Extended Index 307 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index S P Small Cap 600 Index 308 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.70%					8.36%									8.96%
Index Morningstar Global Target Market Exposure Index 328 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Aggressive Target Risk Index 329 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%					8.25%									8.55%
Index 90 Morningstar Global Target Market Exposure Index 330 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.52%					9.04%									8.49%
Index Bloomberg U S Aggregate Index 355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Conservative Target Risk Index 356 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.57%					1.69%									2.86%
Index 20 Morningstar Global Target Market Exposure Index 357 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.30%					1.84%									3.03%
Index Morningstar Global Target Market Exposure Index 383 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderately Aggressive Target Risk Index 384 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%									7.49%
Index 80 Morningstar Global Target Market Exposure Index 385 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%									7.75%
Index Bloomberg U S Aggregate Index 411 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Moderately Conservative Target Risk Index 412 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%									4.71%
Index 40 Morningstar Global Target Market Exposure Index 413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%									4.66%
Index Morningstar Global Target Market Exposure Index 440 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderate Target Risk Index 441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%									6.05%
Index 60 Morningstar Global Target Market Exposure Index 442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%									6.23%
Index Morningstar Global Target Market Exposure Index 469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Aggressive Target Risk Index 470 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%					8.25%									8.55%
Index 63 S P 500 Index 27 Morningstar Developed Marketsex North America Target Market Exposure Index 471 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.56%					10.48%									9.88%
Index Bloomberg U S Aggregate Index 503 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Conservative Target Risk Index 504 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.57%					1.69%									2.86%
Index 80 Bloomberg U S Aggregate Index 1430 S P 500 Index 570 Morningstar Developed Marketsex North America Target Market Exposure Index 505 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.57%					2.17%									3.34%
Index Morningstar Global Target Market Exposure Index 538 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderately Aggressive Target Risk Index 539 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%									7.49%
Index 56 S P 500 Index 20 Bloomberg U S Aggregate Index 24 Morningstar Developed Marketsex North America Target Market Exposure Index 540 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.78%					9.32%									8.98%
Index Bloomberg U S Aggregate Index 572 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Moderately Conservative Target Risk Index 573 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%									4.71%
Index 60 Bloomberg U S Aggregate Index 28 S P 500 Index 12 Morningstar Developed Marketsex North America Target Market Exposure Index 574 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%					4.58%									5.26%
Index Morningstar Global Target Market Exposure Index 607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderate Target Risk Index 608 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%									6.05%
Index 42 S P 500 Index 18 Morningstar Developed Marketsex North America Target Market Exposure Index 609 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%					6.97%									7.14%
Index Morningstar Global Target Market Exposure Index 641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderately Aggressive Target Risk Index 642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%									7.49%
Index 80 Morningstar Global Target Market Exposure Index 643 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%									7.75%
Index Bloomberg U S Aggregate Index 668 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.68%)
Index Morningstar Moderately Conservative Target Risk Index 669 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.13%)
Index 40 Morningstar Global Target Market Exposure Index 670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.68%)
Index Morningstar Global Target Market Exposure Index 695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderate Target Risk Index 696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%									6.05%
Index 60 Morningstar Global Target Market Exposure Index 697 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%									6.23%
Index Morningstar Global Target Market Exposure Index 722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderately Aggressive Target Risk Index 723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%									7.49%
Index 80 Morningstar Global Target Market Exposure Index 724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%									7.75%
Index Bloomberg U S Aggregate Index 756 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Moderately Conservative Target Risk Index 757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%									4.71%
Index 40 Morningstar Global Target Market Exposure Index 758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%									4.66%
Index Morningstar Global Target Market Exposure Index 789 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderate Target Risk Index 790 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%									6.05%
Index 60 Morningstar Global Target Market Exposure Index 791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%									6.23%
Index Morningstar Global Target Market Exposure Index 823 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderately Aggressive Target Risk Index 824 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%					7.02%			7.52%
Index 80 Morningstar Global Target Market Exposure Index 825 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%					8.05%			8.08%
Index Bloomberg U S Aggregate Index 850 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Morningstar Moderately Conservative Target Risk Index 851 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.40%					3.88%			4.64%
Index 40 Morningstar Global Target Market Exposure Index 852 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.42%					3.96%			4.64%
Index Morningstar Global Target Market Exposure Index 878 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%			9.70%
Index Morningstar Moderate Target Risk Index 879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%			6.03%
Index 60 Morningstar Global Target Market Exposure Index 880 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%					6.03%			6.39%
Index Bloomberg U S Aggregate Index 905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)								1.20%
Index Wilshire Liquid Alternative Index 906 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.33%					2.48%								1.72%
Index Morningstar Emerging Markets Index 947 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.05%					2.86%									4.34%
Index Morningstar Globalex U S Target Market Exposure Index 987 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%		4.79%
Index Morningstar Globalex U S Small Cap Target Market Exposure Index 988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.66%					3.32%		3.23%
Index Morningstar U S Market Extended Index 1023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%					14.39%
Index Morningstar U S Mid Cap Index 1024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.29%					10.50%					11.69%
Index Morningstar U S Market Extended Index 1061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Small Cap Broad Growth Extended Index 1062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%					7.10%									8.33%
Index Morningstar U S Market Extended Index 1099 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Small Cap Broad Value Extended Index 1100 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.27%					8.99%									7.52%
Index Morningstar U S Target Market Exposure Index 1134 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%	22.56%
Index Morningstar Global Target Market Exposure Index 1168 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%		10.53%
Index Morningstar U S Target Market Exposure Index 1198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%	15.06%
Index Morningstar Globalex U S Target Market Exposure Index 1226 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%			4.32%
Index Morningstar Developed Markets Target Market Exposure Index 1257 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%									9.87%
Index 36 S P 500 Index 24 F T S E Worldex U S Index 24 I C E Bof A Current 5 Year U S Treasury Index 16 F T S E Non U S Dollar World Government Bond 1258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.09%					5.87%									6.25%
Index Morningstar Global Target Market Exposure Index 1296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index S P Global Natural Resources Index 1297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(8.85%)					5.13%									4.63%
Index Morningstar U S Target Market Exposure Index 1320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Morningstar U S Large Mid Cap Broad Growth Index 1321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%									15.14%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 1348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%									5.25%
Index Morningstar Developed Marketsex North America Value Target Market Exposure Index 1349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.74%					5.24%									4.65%
Index Morningstar U S Target Market Exposure Index 1378 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar U S Large Mid Cap Broad Growth Index 1379 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%			17.14%
Index Morningstar U S Target Market Exposure Index 1413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%		13.93%
Index Morningstar U S R E I T Index 1414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.75%					3.24%		5.75%
Index Morningstar Developed Marketsex U S Target Market Exposure Index 1441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.65%					5.21%	6.13%
Index Morningstar U S Market Extended Index 1469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Market Extended Index 1498 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Small Cap Extended Index 1499 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.34%					7.88%									7.88%
Index Bloomberg U S Aggregate Index 1527 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg Global Aggregate Index 1559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)						(0.11%)
Index Bloomberg E M U S D Aggregate Index 1560 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.58%					0.63%						2.88%
Index S P 500 Index 1588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%							15.15%
Index Bloomberg U S Aggregate Index 1622 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg U S Aggregate Index 1669 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar Global Target Market Exposure Index 1708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index S P Global Infrastructure Index 1709 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%					4.40%									5.00%
Index S P 500 Index 1739 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index 50 S P 500 Value Index 50 I C E Bof A U S High Yield Index 1740 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.38%					7.41%									7.67%
Index S P 500 Index 1777 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index S P 500 Value Index 1778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.29%					10.49%									10.01%
Index Morningstar Emerging Markets Target Market Exposure Index 1806 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%					2.20%			2.86%
Index Morningstar Developed Markets Target Market Exposure Index 1843 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%								9.55%
Index S P 500 Index 1878 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%			14.41%
Index Morningstar U S Large Mid Cap Broad Value Index 1879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%			10.87%
Index Morningstar Global Target Market Exposure Index 1907 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar U S Market Extended Index 1935 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Small Cap Broad Growth Extended Index 1936 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%					7.10%									8.33%
Index Morningstar Global Target Market Exposure Index 1971 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index 60 Morningstar Global Target Market Exposure Index 1972 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.02%					5.08%									5.59%
Index S P 500 Index 2004 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%		14.01%
Index C B O E S P 500 Buy Write Index 2005 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.12%					6.88%		6.10%
Index Morningstar U S Market Extended Index 2037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Mid Cap Broad Growth Index 2038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%					11.14%									11.11%
Index Morningstar U S Target Market Exposure Index 2067 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%
Index Nasdaq 100 Index 2068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
Index Bloomberg U S Aggregate Index 2100 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg U S Government Index 2101 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.62%					(0.63%)									0.85%
Index Morningstar U S Target Market Exposure Index 2128 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 2129 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%									10.39%
Index Morningstar Globalex U S Target Market Exposure Index 2156 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%									4.98%
Index Morningstar Developed Marketsex North America Target Market Exposure Index 2157 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%					4.82%									5.25%
Index Morningstar Global Target Market Exposure Index 2187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%		9.81%
Index Bloomberg U S Aggregate Index 2223 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%				(1.38%)
Index I C E Bof A 13 Year U S Corporate Index 2224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%				2.22%
Index Morningstar U S Market Extended Index 2256 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Communication Services Index 2257 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			39.13%					13.12%									12.63%
Index Morningstar U S Market Extended Index 2281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Consumer Cyclical Index 2282 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.49%					15.76%									13.99%
Index Morningstar U S Target Market Exposure Index 2307 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Dow Jones Industrial Average 2308 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%					10.55%									11.57%
Index Morningstar U S Market Extended Index 2337 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Energy Index 2338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.70%					12.37%									4.42%
Index Morningstar U S Market Extended Index 2361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Financial Services Index 2362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			31.23%					12.10%									12.12%
Index Morningstar U S Market Extended Index 2387 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Healthcare Index 2388 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.67%					7.17%									8.75%
Index Morningstar U S Market Extended Index 2413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Industrials Index 2414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.57%					11.92%			11.29%
Index Morningstar U S Market Extended Index 2441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Technology Index 2442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			36.16%					24.16%									21.39%
Index Morningstar U S Market Extended Index 2468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Basic Materials Index 2469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.78%)					9.24%			7.86%
Index Morningstar U S Target Market Exposure Index 2493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Nasdaq 100 Index 2494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.88%					20.18%									18.53%
Index Morningstar U S Market Extended Index 2523 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Real Estate Index 2524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.03%					2.97%			5.19%
Index S P 500 Index 2546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index Morningstar U S Market Extended Index 2575 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%			13.75%
Index Morningstar U S Market Index 2576 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.09%					13.96%			13.87%
Index Morningstar U S Market Extended Index 2605 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Utilities Index 2606 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.74%					6.90%									8.64%
Index Morningstar Developed Markets Target Market Exposure Index 2627 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%					11.06%									9.87%
Index Morningstar U S Market Extended Index 2659 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Mid Cap Broad Value Index 2660 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.44%					9.12%									9.11%
Index Morningstar Developed Markets Target Market Exposure Index 2689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%			7.99%
Index Morningstar Pitch Book Developed Markets Listed Private Equity Index 2690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.14%			9.70%
Index Morningstar U S Market Extended Index 2719 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.12%
Index Morningstar U S Small Mid Cap Moat Focus Index 2720 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.76%
Index Morningstar U S Small Mid Cap Index 2721 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.52%
Index Morningstar U S Target Market Exposure Index 2751 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%				14.60%
Index Morningstar U S Sustainability Index 2752 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.21%					13.71%				14.11%
Index Morningstar U S Large Mid Cap Index 2753 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.07%					14.36%				14.50%
Index S P 500 Index 2782 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%		14.01%
Index Morningstar Wide Moat Focus Index 2783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%					12.97%		14.10%
Index Morningstar Global Target Market Exposure Index 2811 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Bloomberg Commodity Index 2812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.38%					6.77%									1.28%
Index Morningstar Global Target Market Exposure Index 2841 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%		10.53%
Index Bloomberg Gold Subindex 2842 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.63%		11.61%
Index Bloomberg U S Aggregate Index 2876 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar U S Target Market Exposure Index 2914 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 2915 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%									10.39%
Index Bloomberg U S Aggregate Index 2949 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)			0.97%
Index Bloomberg U S Aggregate Index 2987 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg U S Credit Index 2988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.03%					0.23%									2.29%
Index Bloomberg U S Aggregate Index 3020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg U S Treasury U S T I P S Index 3021 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.83%					1.87%									2.24%
Index Bloomberg U S Aggregate Index 3052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg U S Corporate High Yield 2 Issuer Capped Index 3053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.19%					4.20%									5.16%
Index I C E Bof A U S High Yield Constrained Index 3054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.20%					4.03%									5.08%
Index Bloomberg U S Aggregate Index 3083 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.58%
Index Bloomberg U S Credit Index 3084 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.05%
Index Bloomberg U S Aggregate Index 3115 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Morningstar U S Market Extended Index 3154 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index R A F I Fundamental U S Small Company Index 3155 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.40%					10.28%									9.01%
Index Morningstar U S Small Cap Extended Index 3156 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.34%					7.88%									7.88%
Index Morningstar U S Market Extended Index 3185 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index R A F I Multi Factor U S Index 3186 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.47%					11.92%									10.89%
Index Morningstar Global Target Market Exposure Index 3216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index Morningstar Moderate Target Risk Index 3217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%					5.37%									6.05%
Index 45 S P 50020 Morningstar Developed Marketsex North America Target Market Exposure Index 3218 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.04%					7.52%									7.57%
Index S P 500 Index 3258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index 60 S P 500 Index 40 Bloomberg U S Aggregate Index 3259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.04%					8.67%									8.52%
Index S P 500 Index 3296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%
Index S P 500 Index 3325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index Morningstar U S Large Mid Cap Broad Growth Index 3326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			33.04%					17.19%									15.14%
Index Morningstar U S Market Extended Index 3360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.81%					13.84%									12.56%
Index Morningstar U S Mid Cap Broad Growth Index 3361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%					11.14%									11.11%
Index Bloomberg U S Aggregate Index 3390 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)									1.35%
Index Bloomberg 13 Year Government Credit Index 3391 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			4.36%					1.58%									1.63%
Index Bloomberg U S Aggregate Index 3430 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)						1.15%
Index Bloomberg U S Corporate High Yield 2 Issuer Capped Index 3431 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.19%					4.20%						5.76%
Index I C E Bof A U S High Yield Constrained Index 3432 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.20%					4.03%						5.68%
Index Morningstar U S Target Market Exposure Index 3467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 3468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%									10.39%
Index Morningstar Emerging Markets Target Market Exposure Index 3497 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.10%		2.93%
Index Morningstar China Index 3498 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.50%		1.30%
Index Morningstar Globalex U S Target Market Exposure Index 3533 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%									4.98%
Index Bloomberg U S Aggregate Index 3566 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			1.25%					(0.33%)								1.20%
Index Wilshire Liquid Alternative Event Driven Index 3567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.95%					1.88%								1.69%
Index Bloomberg Global Aggregate Index 3602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)					(1.96%)									0.15%
Index 50 Bloomberg Global Aggregate Index 25 Bloomberg E M U S D Aggregate Index 25 Bloomberg U S Corporate High Yield 2 Issuer Capped Index 3603 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			2.77%					0.26%									2.19%
Index Morningstar Globalex U S Target Market Exposure Index 3640 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.37%					4.33%									4.98%
Index S P 500 Index 3669 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			25.02%					14.53%									13.10%
Index 65 S P 500 Index 35 Bloomberg U S Aggregate Index 3670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.26%					9.41%									9.10%
Index Morningstar U S Target Market Exposure Index 3703 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%			14.35%
Index Morningstar Dividend Composite Index 3704 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.72%					11.04%			11.44%
Index Morningstar Global Target Market Exposure Index 3733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.20%					10.01%									9.21%
Index F T S E E P R A Nareit Developed Real Estate Index 3734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.94%					(1.00%)									2.23%
Index Morningstar U S Target Market Exposure Index 3761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.91%					14.45%									13.04%
Index Morningstar U S Large Mid Cap Broad Value Index 3762 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%					10.70%									10.39%